Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payables and other current liabilities as of December 31, 2020 and 2019 are as follows:

	Balance as of December 31,
Item	2020	2019
Trade accounts payables	54,219	52,062
Down payments from clients	416	565
Liberty (Note 16)	-	41,032
Other accounts payables	37,922	34,403
Total	92,557	128,062